As filed with the Securities and Exchange Commission April 29, 2013

File Nos. 002-11346 811-00537

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No. 102	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 47	[X]

FRANKLIN CUSTODIAN FUNDS
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragr0aph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment No. 102 (Amendment) to the Registration Statement of Franklin Custodian Funds (Registrant) on Form N-1A (File No. 811-00537) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on January 28, 2013 under the 1940 Act (Accession No. 0001379491-13-000040) (Amendment No. 45), as pertaining to the Parts A and Parts B of the Franklin Growth Fund, Franklin Utilities Fund, Franklin Dynatech Fund, Franklin Income Fund and Franklin U.S. Government Securities Fund, series of the Registrant (Funds). The Parts A and the Parts B of the Funds, as filed in Amendment No. 100, are incorporated herein by reference.

FCF P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED FEBRUARY 1, 2013

OF

FRANKLIN CUSTODIAN FUNDS

(Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund)

The prospectus is amended as follows:

I. The Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Funds will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II. The “Fund Summaries – Franklin DynaTech Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1.       The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.23%	0.23%	0.23%	0.06%	0.23%
Total annual Fund operating expenses	0.96%	1.71%	1.21%	0.54%	0.71%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 667	$ 863	$ 1,075	$ 1,685
Class C	$ 274	$ 539	$ 928	$ 2,019
Class R	$ 123	$ 384	$ 665	$ 1,466
Class R6	$ 55	$ 173	$ 302	$ 677
Advisor Class	$ 73	$ 227	$ 395	$ 883
If you do not sell your shares:
Class C	$ 174	$ 539	$ 928	$ 2,019

III. The “Fund Summary – Principal Risks – Market” sections on pages 4, 12 and 27 are replaced with the following:

Market  The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

IV. The following is added to the “Fund Summaries – Performance” section for the Franklin DynaTech Fund beginning on page 5:

Best Quarter:	Q1'12	18.69%
Worst Quarter:	Q4'08	-23.41%
As of March 31, 2013, the Fund's year-to-date return was 8.64%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

No one index is representative of the Fund’s portfolio.

V. The “Fund Summaries - Taxes” sections for the Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund on pages 7, 15, 23, 29 and 35 are replaced with the following:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VI. The “Fund Summaries – Franklin Growth Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 9 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.24%	0.24%	0.24%	0.06%	0.24%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	0.96%	1.71%	1.21%	0.53%	0.71%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.95%	1.70%	1.20%	0.52%	0.70%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 666	$ 862	$ 1,075	$ 1,685
Class C	$ 273	$ 538	$ 927	$ 2,019
Class R	$ 122	$ 383	$ 664	$ 1,466
Class R6	$ 53	$ 169	$ 295	$ 664
Advisor Class	$ 72	$ 226	$ 394	$ 882
If you do not sell your shares:
Class C	$ 173	$ 538	$ 927	$ 2,019

VII. The following is added to the “Fund Summaries – Performance” section for the Franklin Growth Fund beginning on page 13:

Best Quarter:	Q2'03	17.70%
Worst Quarter:	Q4'08	-20.30%
As of March 31, 2013, the Fund's year-to-date return was 7.96%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

VIII. The “Fund Summaries – Franklin Income Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 16 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and service (12b-1) fees	0.15%	0.65%	0.50%	None	None
Other expenses[1]	0.11%	0.11%	0.11%	0.04%	0.11%
Total annual Fund operating expenses	0.64%	1.14%	0.99%	0.42%	0.49%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 488	$ 621	$ 767	$ 1,189
Class C	$ 216	$ 362	$ 628	$ 1,386
Class R	$ 101	$ 315	$ 547	$ 1,213
Class R6	$ 43	$ 135	$ 235	$ 530
Advisor Class	$ 50	$ 157	$ 274	$ 616
If you do not sell your shares:
Class C	$ 116	$ 362	$ 628	$ 1,386

IX. The following is added to the “Fund Summaries – “Performance” section for the Franklin Income Fund beginning on page 20:

Best Quarter:	Q2'09	18.79%
Worst Quarter:	Q3'08	-15.45%
As of March 31, 2013, the Fund's year-to-date return was 5.57%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

No one index is representative of the Fund’s portfolio.

X. The “Fund Summaries – Franklin U.S. Government Securities Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 24 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.15%	0.65%	0.50%	None	None
Other expenses[1]	0.13%	0.13%	0.13%	0.02%	0.13%
Total annual Fund operating expenses	0.73%	1.23%	1.08%	0.47%	0.58%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 496	$ 648	$ 814	$ 1,293
Class C	$ 225	$ 390	$ 676	$ 1,489
Class R	$ 110	$ 343	$ 595	$ 1,317
Class R6	$ 48	$ 152	$ 265	$ 596
Advisor Class	$ 59	$ 186	$ 324	$ 726
If you do not sell your shares:
Class C	$ 125	$ 390	$ 676	$ 1,489

XI. The following is added to the “Fund Summaries – Performance” section for the Franklin U.S. Government Securities Fund beginning on page 27:

Best Quarter:	Q4'08	3.86%
Worst Quarter:	Q2'04	-0.95%
As of March 31, 2013, the Fund's year-to-date return was 0.15%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

No one index is representative of the Fund’s portfolio.

XII. The “Fund Summaries – Franklin Utilities Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 30 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.15%	0.65%	0.50%	None	None
Other expenses[1]	0.15%	0.15%	0.15%	0.04%	0.15%
Total annual Fund operating expenses	0.76%	1.26%	1.11%	0.50%	0.61%

1.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 499	$ 658	$ 829	$ 1,327
Class C	$ 228	$ 400	$ 692	$ 1,523
Class R	$ 113	$ 353	$ 612	$ 1,352
Class R6	$ 51	$ 159	$ 277	$ 623
Advisor Class	$ 62	$ 195	$ 340	$ 762
If you do not sell your shares:
Class C	$ 128	$ 400	$ 692	$ 1,523

XIII. The following is added to the “Fund Summaries – Performance” section for the Franklin Utilities Fund beginning on page 33:

Best Quarter:	Q2'03	15.11%
Worst Quarter:	Q3'08	-13.14%
As of March 31, 2013, the Fund's year-to-date return was 11.90%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

No one index is representative of the Fund’s portfolio.

XIV. The “Fund Details - Management – Special Servicing Agreement” sections on pages 41, 54, 73, 85 and 96 are deleted in its entirety.

XV. The ninth paragraph for “Fund Details – Franklin Income Fund - Principal Investment Policies and Practices” section beginning on page 63 is revised as follows:

The Fund may invest up to 15% of its net assets in equity-linked notes (ELNs), which are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form. The Fund may engage in all types of ELNs, including those that: (1) provide for protection of the Fund’s principal in exchange for limited participation in the appreciation of the underlying securities, and (2) do not provide for such protection and subject the Fund to the risk of loss of the Fund’s principal investment. ELNs can provide the Fund with an efficient investment tool that may be less expensive than investing directly in the underlying securities and the related equity derivative.

XVI. The first paragraph and the table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 106 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge 5.75% (DynaTech Fund and Growth Fund), 4.25% (Income Fund, Utilities Fund and U.S. Government Fund) or less	No initial sales charge	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class”
Deferred sales charge of 1% or 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class R6 shares on May 1, 2013.

XVII. The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investments from certain payments” on page 111 is replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

XVIII. The following is added to the “Fund Details – Your Account - Choosing a Share Class” beginning on page 117:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

XIX. The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 130:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XX.  The second paragraph under the “Fund Details – Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 143 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

FCF SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2013
OF
FRANKLIN CUSTODIAN FUNDS

(Franklin DynaTech Fund, Franklin Growth Fund,  Franklin Income Fund, Franklin U.S. Government Securities Fund, Franklin Utilities Fund)

The statement of additional information is amended as follows:

I. The Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, each of the Funds will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II. The last bullet under “Goals, Strategies and Risks -Additional Strategies - Income Fund” is replaced with the following:

  invest up to 15% of its assets in equity-linked notes

III. The third paragraph under “Management and Other Services - Shareholder servicing and transfer agent” beginning on page 51 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 64 is replaced with the following:

The DynaTech, Growth, Income, Utilities and U.S. Government Securities Funds currently offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Franklin DynaTech Fund -  Class A
  Franklin DynaTech Fund  -  Class C
  Franklin DynaTech Fund – Class R
  Franklin DynaTech Fund  - Class R6
  Franklin DynaTech Fund - Advisor Class
  Franklin Growth Fund  -  Class A
  Franklin Growth Fund   -  Class C
  Franklin Growth Fund  – Class R
  Franklin Growth Fund   - Class R6
  Franklin Growth Fund   - Advisor Class
  Franklin Income Fund  -  Class A
  Franklin Income Fund  -  Class C
  Franklin Income Fund  – Class R
  Franklin Income Fund  - Class R6
  Franklin Income Fund  - Advisor Class
  Franklin Utilities Fund  -  Class A
  Franklin Utilities Fund  -  Class C
  Franklin Utilities Fund  – Class R
  Franklin Utilities Fund  - Class R6
  Franklin Utilities Fund  - Advisor Class
  Franklin U.S. Government Securities Fund  -  Class A
  Franklin U.S. Government Securities Fund  -  Class C
  Franklin U.S. Government Securities Fund  – Class R
  Franklin U.S. Government Securities Fund  - Class R6
  Franklin U.S. Government Securities Fund  - Advisor Class

V. The sixth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 64 is replaced with the following:

As of April 1, 2013, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
DynaTech Fund
ING Life Insurance & Annuity Company 1 Orange Way B3N Windsor, CT 06095-4773	Class R	5.06
PIMS Prudential Retirement Nominee for the Trustee Custodian PL 107 CPI Holdings Inc. 401k P S 970 Campus Drive Mundelein, IL 60060-3831	Class R	8.81
Conservative Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	16.53
Growth Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	23.37
Moderate Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	33.45
Growth Fund
Corefolio Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	8.77
Conservative Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	7.67
Moderate Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	16.92
Growth Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	10.86
Income Fund
Founding Funds Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	26.66
U.S. Government Fund
Master Trust Bank Of Japan 2-11-3 Hamamatsucho Minato-Ku Tokyo, Japan 105 8579	Advisor Class	7.80
Franklin Templeton 529 College Savings Plan Age 13-16 Years 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Advisor Class	5.08
Franklin Templeton 529 College Savings Plan Age 17-20 Years 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Advisor Class	6.00
Conservative Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	14.30
Utilities Fund
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	Advisor Class	6.18

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

VI. The ninth paragraph under “Organization, Voting Rights and Principal Holders” on page 65 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially 4.52% of the DynaTech Fund – Advisor Class and 1.59% of the Growth Fund – Advisor Class and less than 1% of the outstanding shares of the other Funds and classes. The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph of the “Buying and Selling Shares -Initial sales charges” section beginning on page 66 is replaced with the following:

For DynaTech and Growth Funds, the maximum initial sales charge is 5.75% for Class A. For Income, Utilities and U.S. Government Securities Funds, the maximum initial sales charge is 4.25% for Class A. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VIII. The second paragraph under the section entitled “The Underwriter” beginning on page 71 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FRANKLIN CUSTODIAN FUNDS

FILE NOS. 002-11346 and 811-00537

PART C

Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)	Agreement and Declaration of Trust of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(ii)	Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(iii)	Certificate of Trust of Franklin Custodian Funds dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(iv)	Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(v)	Certificate of Amendment dated October 21, 2008 of Agreement and Declaration of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-156353
Filing Date: December 19, 2008

(b) By-Laws

(i)	By-Laws of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(ii)	Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(c) Instruments Defining rights of Securities Holders

(i)	Agreement and Declaration of Trust
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d)	Article VIII, Certain Transactions: Section 4
(e)	Article X, Miscellaneous: Section 4

(ii)	By-Laws
(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports: Section 1, 2 and 3
(c)	Article VII, General Matters: Section 3, 4, 6 and 7
(d)	Article VIII, Amendment: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)	Investment Management Agreement between the Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(ii)	Investment Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(iii)	Investment Management Agreement between the Registrant on behalf of the Franklin Growth Fund and Franklin Advisers, Inc. dated November 1, 2008
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-156353
Filing Date: December 19, 2008

(iv)	Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(v)	Investment Management Agreement between the Registrant on behalf of the Franklin Utilities Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(vi)	Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Growth Fund and Franklin Investment Advisory Services, LLC, dated November 1, 2008
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-156353
Filing Date: December 19, 2008

(vii)	Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Income Fund and Templeton Investment Counsel, LLC, dated December 6, 2012
Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 28, 2013

(e) Underwriting contracts

(i)	Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011
Filing: Post-Effective Amendment No. 96 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 27, 2011

(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010
Filing: Post-Effective Amendment No. 96 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 27, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: August 19, 1996

(ii)	Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 29, 1998

(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: November 27, 1998

(iv)	Amendment dated January 5, 2012 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 26, 2012

(v)	Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: October 30, 2001

(vi)	Amendment dated January 5, 2012 to Exhibit A of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 26, 2012

(vii)	Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: October 30, 2001

(viii)	Amendment dated April 9, 2013 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon

(ix)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as May 16, 2001
Filing: Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 26, 2012

(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: August 19, 1996

(xi)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 26, 2012

(h) Other Material Contracts

(i)	Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 28, 2013

(i) Legal Opinion

Not Applicable

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i)	Letter of Understanding dated April 12, 1995
Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: April 27, 1995

(ii)	Subscription Agreement for DynaTech Fund - Class C dated September 13, 1996
Filing: Post-Effective Amendment No. 75 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 31, 1996

(m) Rule 12b-1 Plan

(i)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(ii)	Amended And Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(iii)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(v)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(vi)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin DynaTech Fund, Franklin Growth Fund and Franklin Income Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(vii)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Government Securities Fund, Franklin Utilities Fund and Class B1 on behalf of Franklin Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(viii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Dynatech Fund and Franklin Growth Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(ix)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(x)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Dynatech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc dated July 9, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(n) Rule 18f-3 Plan

(i)	Amended and Restated Multiple Class Plan on behalf of Franklin Growth Fund dated December 6, 2012

(ii)	Amended and Restated Multiple Class Plan on behalf of Franklin Income Fund dated December 6, 2012

(iii)	Amended and Restated Multiple Class Plan on behalf of Franklin U.S. Government Securities Fund dated December 6, 2012

(iv)	Amended and Restated Multiple Class Plan on behalf of Franklin Utilities Fund dated December 6, 2012

(v)	Amended and Restated Multiple Class Plan on behalf of Franklin DynaTech Fund dated December 6, 2012

(p) Code of Ethics

(i)	Code of Ethics dated April 1, 2012
Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 28, 2013

(q) Power of Attorney

(i)	Power of Attorney dated April 30, 2012
Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 28, 2013

Item 29.    Persons Controlled by or Under Common Control with Registrant

None

Item 30.    Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

(i) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers the Registrant's investment manager also serve as officers and/or directors or trustees for (1) the Adviser’s corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(ii) Franklin Investment Advisory Services, LLC (Advisory Services)

Advisory Services is an indirect, wholly owned subsidiary of Resources. The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-52152) incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(iii) Templeton Investment Counsel, LLC (Investment Counsel)

Investment Counsel is an indirect, wholly owned subsidiary of Resources. The officers of Investment Counsel also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125) incorporated herein by reference, which sets forth the officers of Investment Counsel and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 will be kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of April, 2013.

FRANKLIN CUSTODIAN FUNDS

(Registrant)

By:   /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Edward B. Jamieson*
Edward B. Jamieson	President and Chief Executive Officer- Investment Management
Dated: April 26, 2013

Laura F. Fergerson*
Laura F. Fergerson	Chief Executive Officer- Finance and Administration
Dated: April 26, 2013

Gaston Gardey*
Gaston Gardey	Chief Financial Officer and Chief Accounting Officer and Treasurer
Dated: April 26, 2013

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: April 26, 2013

Sam Ginn*	Trustee
Sam Ginn	Dated: April 26, 2013

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: April 26, 2013

Charles B. Johnson*	Trustee
Charles B. Johnson	Dated: April 26, 2013

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: April 26, 2013

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: April 26, 2013

Frank A. Olson*	Trustee
Frank A. Olson	Dated: April 26, 2013

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: April 26, 2013

John B Wilson*	Trustee
John B. Wilson	Dated: April 26, 2013

*By    /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN CUSTODIAN FUNDS

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(a)(i)	Agreement and Declaration of Trust of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006	*

EX-99.(a)(ii)	Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006	*

EX-99.(a)(iii)	Certificate of Trust of Franklin Custodian Funds dated October 18, 2006	*

EX-99.(a)(iv)	Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006	*

EX-99.(b)(i)	By-Laws of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006	*

EX-99.(b)(ii)	Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006	*

EX-99.(d)(i)	Investment Management Agreement between the Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc. dated February 1, 2008	*

EX-99.(d)(ii)	Investment Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc. dated February 1, 2008	*

EX-99.(d)(iii)	Investment Management Agreement between the Registrant on behalf of the Franklin Growth Fund and Franklin Investment Advisory Services, LLC dated February 1, 2008	*

EX-99.(d)(iv)	Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Advisers, Inc. dated February 1, 2008	*

EX-99.(d)(v)	Investment Management Agreement between the Registrant on behalf of the Franklin Utilities Fund and Franklin Advisers, Inc. dated February 1, 2008	*

EX-99.(d)(vi)	Sub-Advisory Agreement between Franklin Advisers, Inc. on behalf of Franklin Growth Fund and Franklin Investment Advisory Services, LLC dated November 1, 2008	*

EX-99.(d)(vii)	Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Income Fund and Templeton Investment Counsel, LLC, dated December 6, 2012	*

EX-99.(e)(i)	Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011	*

EX-99.(e)(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010	*

EX-99.(g)(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(ii)	Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon	*

EX-99.(g)(iii)	Amendment dated February 27, 1998 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon	*

EX-99.(g)(iv)	Amendment dated January 5, 2012 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(v)	Amendment dated May 16, 2001 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon	*

EX-99.(g)(vi)	Amendment dated January 5, 2012 to Exhibit A of the Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(vii)	Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(g)(viii)	Amendment dated April 9, 2013, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon as of May 16, 2003	Attached

EX-99.(g)(ix)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon as of May 16, 2001	*

EX-99.(g)(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(xi)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996	*

EX-99.(h)(i)	Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC	*

EX-99 (h)(ii)	Special Servicing Agreement dated December 2, 2009 and effective as of May 1, 2009	*

EX-99 (h)(iii)	Amended Annex I dated March 1, 2011 to Special Servicing Agreement dated December 2, 2009	*

EX-99 (h)(iv)	Amended Annex II dated March 28, 2012 to Special Servicing Agreement dated December 2, 2009	*

EX-99.(i)(i)	Opinion and Consent of Counsel dated January 25, 2008	*

EX-99.(l)(i)	Letter of Understanding dated April 12, 1995	*

EX-99.(l)(ii)	Subscription Agreement for DynaTech Fund - Class C dated September 13, 1996	*

EX-99.(m)(i)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(m)(ii)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(m)(iii)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(m)(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

*

EX-99.(m)(v)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(m)(vi)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Dynatech Fund, Franklin Growth Fund and Franklin Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(m)(vii)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Government Securities Fund, Franklin Utilities Fund and Class B1 on behalf of Franklin Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99. (m)(viii)

Amended and Restated Class C Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Dynatech Fund and Franklin Growth Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(m)(ix)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(m)(x)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Dynatech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(n)(i)	Amended and Restated Multiple Class Plan on behalf of Franklin Growth Fund dated December 6, 2012	Attached

EX-99.(n)(ii)	Amended and Restated Multiple Class Plan on behalf of Franklin Income Fund dated December 6, 2012	Attached

EX-99.(n)(iii)	Amended and Restated Multiple Class Plan on behalf of U.S. Government Securities Fund dated December 6, 2012	Attached

EX-99.(n)(iv)	Amended and Restated Multiple Class Plan on behalf of Franklin Utilities Fund dated December 6, 2012	Attached

EX-99.(n)(v)	Amended and Restated Multiple Class Plan on behalf of Franklin DynaTech Fund dated December 6, 2012	Attached

EX-99.(p)(i)	Code of Ethics dated April 1, 2012	*

EX-99.(q)(i)	Power of Attorney dated April 30, 2012	*

*Incorporated By Reference